Document and Entity Information	12 Months Ended
Jun. 10, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 10, 2013
Registrant Name	Pioneer Series Trust III
Central Index Key	0001306349
Amendment Flag	false
Document Creation Date	Jun. 10, 2013
Document Effective Date	Jun. 10, 2013
Prospectus Date	Jun. 10, 2013